Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	7.45%	7.75%	7.20%
First year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase	8.00%	7.00%	7.00%
After first year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase	9.00%	9.00%	9.00%